Investments	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Investments	6. Investments

The Company's investments consist primarily of held-to-maturity debt securities, available-for-sale debt securities, equity security investments, and equity method investments.

Held-to-maturity debt investments consist primarily of term deposits, structured bank deposits, and trust accounts. Short-term held-to-maturity investments represent those with original maturities of less than one year. Long-term held-to-maturity investments represent deposits in financial institutions with contractual maturities greater than one year but less than five years, for which the Company has the positive intent and ability to hold such investments to maturity.

Available-for-sale debt investments consist primarily of corporate bonds, mortgage-backed securities ("MBS"), asset-backed securities ("ABS"), government-related bonds, and other similar debt instruments. Management considers these investments to be available to support the Company's near-term liquidity and operational needs; accordingly, these investments are generally classified as short-term.

Equity security investments include investments in private investment funds, mutual funds, and equity investments without readily determinable fair values. Investments in private investment funds represent the Company's interest in pooled investment vehicles, for which the Company's ownership is based on its proportionate share of the underlying net assets. Returns are realized through distributions and the liquidation of underlying investments. In accordance with ASC Topic 820, these investments are measured using the net asset value ("NAV") per share (or its equivalent) as a practical expedient. These investments are subject to redemption and withdrawal restrictions, and the timing of distributions is dependent on the fund managers. Certain of these investments are considered available to support the Company's liquidity and are therefore generally classified as short-term. Investments in private investment funds also include those held through trust arrangements for incentive purposes. These investments are classified as long-term, as their expected realization is aligned with the timing of the underlying incentive arrangements.

Investments in mutual fund with readily determinable fair values are generally classified as short-term and are measured at fair value based on quoted market prices in active markets.

Equity investments without readily determinable fair values are classified as long-term, reflecting their nature and expected investment strategy.

Equity method investments represent investments in entities over which the Company has significant influence but not control.

Short-term investments

As of December 31, 2024, 2023, 2022 and 2021, the Company's short-term investments were comprised of held-to-maturity debt investments, available-for-sale debt investments and equity securities. The carrying value of short-term investments as of December 31, 2024, 2023, 2022 and 2021 approximate their fair value.

As of December 31, 2024, 2023, 2022 and 2021, the Company's amortized cost of held-to-maturity debt investments was $1,649,810, $1,563,566, $319,679 and $1,727,106, respectively. There were no unrealized gains or losses for any of the periods presented. During the years ended December 31, 2024, 2023, 2022 and 2021, the Company recorded interest and investment income from its held-to-maturity debt investments of $66,282, $50,425, $55,798 and $47,031 in the consolidated statements of operations, respectively.

As of December 31, 2024, 2023, 2022 and 2021, the Company's amortized cost of available-for-sale investments was $2,143,457, $1,156,407, $416,109 and $nil, respectively. During the years ended December 31, 2024, 2023, 2022 and 2021, the Company's gross unrealized gain (loss) of available-for-sale investments was loss $10,619, $8,779, loss $7,301 and $nil, respectively.

During the years ended December 31, 2024, 2023, 2022 and 2021, the Company recorded interest and investment income from its short-term equity securities of $302,366, $308,860, $32,933 and $1,374 in the consolidated statements of operations, respectively, of which $107,795, $282,246, $34,514 and $871 were recorded as unrealized gain for the years ended December 31, 2024, 2023, 2022 and 2021, respectively.

Short-term investments classification as of December 31, 2024, 2023, 2022 and 2021 were shown as below:

	December 31,
	2024	2023 (Restated)	2022 (Restated)	2021 (Restated)
Held-to-maturity debt investments	$1,649,810	$1,563,566	$319,679	$1,727,106
Available-for-sale debt investments	2,134,316	1,157,885	408,808	—
Equity securities	5,829,202	7,173,124	5,925,181	79,343
Total short-term investments	$9,613,328	$9,894,575	$6,653,668	$1,806,449

Long-term investments

The following table sets forth a breakdown of the categories of long-term investments held by the Company as of the dates indicated:

	December 31,
	2024	2023 (Restated)	2022 (Restated)	2021 (Restated)
Held-to-maturity debt investment	$206,885	$342,892	$380,733	$642,004
Equity securities	—	294,620	921,407	—
Equity method investments	278,384	236,212	117,780	13,831
Private equity investments without readily determinable fair values	6,080	6,118	6,159	—
Total long-term investments	$491,349	$879,842	$1,426,079	$655,835

Long-term held-to-maturity debt investments

As of December 31, 2024, 2023, 2022 and 2021, the Company's amortized cost of held-to-maturity debt investments was $206,885, $342,892, $380,733 and $642,004, respectively. There were no unrealized gains or losses for any of the periods presented. During the years ended December 31, 2024, 2023, 2022 and 2021, the Company recorded interest and investment income from its long-term held-to-maturity investment of $26,418, $9,760, $18,724 and $14,143 in the consolidated statements of operations, respectively.

Long-term equity securities

During the years ended December 31, 2024, 2023, 2022 and 2021, the Company recorded investment income from its long-term equity securities of $nil, $32,334, $2,842 and $nil as unrealized gain in the consolidated statements of operations, respectively.

Equity method investments

		Equity method investment balance		Equity method income (loss)
		December 31,		For the year ended December 31,
	Ownership Percentage	2024	2023 (Restated)	2024	2023 (Restated)
SKY Biologics Co., Ltd	45.00%	$93,281	$101,537	$(7,895)	$(1,756)
VIVO (Suzhou) Health Industry Investment Fund L.P.	15.70%	96,178	55,283	1,324	(432)
Vivo Innovation Fund II, L.P.	16.86%	34,216	30,459	(549)	303
Vivo Co-Invest (S), L.P.	100.00%	7,905	7,961	(42)	(19)
Keyvac Biyolojik Ürünler Sanayi ve Ticaret Anonim Şirketi	55.00%	28,312	24,707	4,341	(8,424)
Chongqing Evaheart MEDICAL Device Co., Ltd	7.06%	11,960	13,230	(922)	(857)
UPH Biopharmaceutical (Private) Limited	51.00%	—	219	(216)	(276)
Others		6,532	2,816	1,259	—
Total equity method investments		$278,384	$236,212	$(2,700)	$(11,461)

		Equity method investment balance		Equity method income (loss)
		December 31,		For the year ended December 31,
	Ownership Percentage	2022 (Restated)	2021 (Restated)	2022 (Restated)	2021 (Restated)
SKY Biologics Co., Ltd	45.00%	$—	$—	$—	$—
VIVO (Suzhou) Health Industry Investment Fund L.P.	15.70%	57,351	—	(659)	—
Vivo Innovation Fund II, L.P.	16.86%	22,179	—	3,458	—
Vivo Co-Invest (S), L.P.	100.00%	7,965	—	(97)	—
Keyvac Biyolojik Ürünler Sanayi ve Ticaret Anonim Şirketi	55.00%	27,384	10,693	5,060	2,628
Chongqing Evaheart MEDICAL Device Co., Ltd	7.06%	—	—	—	—
UPH Biopharmaceutical (Private) Limited	51.00%	—	—	—	—
Others		2,901	3,138	—	—
Total equity method investments		$117,780	$13,831	$7,762	$2,628

Equity investment in Keyvac Biyolojik Ürünler Sanayi ve Ticaret Anonim Şirketi

In 2021, Sinovac LS through one of its wholly owned subsidiaries Sinovac Life Sciences (Hainan) Co., Ltd. and a business partner in the Republic of Turkey formed a joint venture Keyvac Biyolojik Ürünler Sanayi ve Ticaret Anonim Şirketi ("Keyvac") in the Republic of Turkey, with the focus on manufacturing and commercialization of vaccines. The Company owns about 55.0% of Keyvac, and accounts for this investment under the equity method in accordance with ASC 323 due to the joint control over Keyvac's operations through board of directors representation and voting rights.

Equity investment in Chongqing Evaheart MEDICAL Device Co., Ltd.

In February 2023, Sinovac LS invested in Series A Financing of Chongqing Evaheart MEDICAL Device Co., Ltd. ("Evaheart") and recognized a equity method goodwill. The Company as a reporting issuer indirectly owns about 7.06% of Evaheart as of December 31, 2024. The Company was considered to have significant influence over Evaheart and accounts for such investment as an equity method investment in accordance with ASC 323, because the Company has veto right on significant matters and can actively participate in the operating and financing policies of Evaheart through its board of directors representation and voting rights.

Equity investment in UPH Biopharmaceutical (Private) Limited

In April 2023, Sinovac LS entered into a joint venture agreement with JW SEZ (Private) Limited and Hong Kong Tantu Co., Limited to establish UPH Biopharmaceutical (Private) Limited ("UPH") to manufacture and commercialize plasma products in Pakistan. The Company owns about 51.0% of UPH as of December 31, 2024, and accounts for such investment under the equity method in accordance with ASC 323 due to the joint control over UPH's operations through board of directors representation and voting rights. During 2024, the Company reassessed its investment of UPH and determined that the associated operational and compliance risks were no longer aligned with the Company's long-term strategic objectives. As a result, the Company decided to exit the Pakistani market and fully impaired its investment in UPH during the year, and recorded an impairment loss of $216 in 2024.

Equity investment in SKY Biologics Co., Ltd.

In August 2023, the Company through its wholly owned subsidiary Sinovac Hong Kong entered into an agreement with Keding Investment Limited, a related party of the Company, to establish SKY Biologics Co., Ltd ("SKY Biologics") to seek for investment opportunities in other biotech companies. Sinovac Hong Kong invested a total of $102.9 million representing 45.00% of SKY Biologics and can exercise significant influence on SKY Biologics through its voting rights and therefore, accounts for such investment under the equity method in accordance with ASC 323. Pursuant to the investment agreement, certain executive officers of the Company hold executive positions at SKY Biologics.

Equity investment in BogotaBio S.A.S.

In January 2024, Sinovac Beijing, Sinovac LS and Sinovac Dalian entered into a joint venture agreement with the Bogota City Government's Health Department in Colombia to establish BogotaBio S.A.S. ("BogotaBio") to manufacture and commercialize vaccines. The Company owns about 11.26% of BogotaBio as of December 31, 2024, and accounts for this investment under the equity method in accordance with ASC 323 considering the Company can exercise significant influence on BogotaBio. As of December 31, 2024, the Company had an unpaid cash capital contribution of $2,632.

Equity investment in others

In 2021, 2022, 2023 and 2024, the Company, through its subsidiaries, invested in certain limited partnerships and accounts for the investments under the equity method. During the years ended December 31, 2024, 2023, and 2022, we entered into successive investments in certain Vivo Capitals funds. As of December 31, 2024, the total committed capital contribution to VIVO (Suzhou) Health Industry Investment Fund L.P. was $137 million, with $96 million contributed and $41 million still unpaid. The total committed capital contribution to Vivo Innovation Fund II, L.P. was $50 million, with $37 million contributed and $13 million still unpaid. The Company holds a 100% limited partner interest in Vivo Co-Invest (S), L.P., but does not exercise control over the entity. Because pursuant to the partnership agreement, the Company, in its capacity as a limited partner, is prohibited from participating in the partnership's management, daily operations, or business activities, and has no authority to act on behalf of the partnership.

Other investments

The Company invests in equity securities of certain companies whose securities are not publicly traded and fair value is not readily determinable and where the Company has concluded it does not have significant influence based on its ownership percentage and other factors. These investments are recorded at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. In 2022, the Company, through its wholly owned subsidiary, Sinovac Hong Kong, and Sinovac Biomed, invested in companies that operate in the biotech supply chain industry. There were no impairment charges recognized on equity investments without readily determinable fair value for the years ended December 31, 2024, 2023 and 2022.